Derivative instruments (Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)) (Details) - Cash Flow Hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	$ (6,028)
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)		$ 17,908	$ 11,933
(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	(356)	(31,969)	59
Forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	(10)
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)		731	(1,344)
(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	(711)	(75)	1,236
Cross-currency interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	(8,506)
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)		11,279	5,828
(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	2,056	(18,888)	1,965
Call spread
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	4,377
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)		4,034	21,047
(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	(3,561)	(15,421)	2,791
Coupon-only swap
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	(1,889)
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)		1,864	(13,598)
(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	$ 1,860	$ 2,415	$ (5,933)